Offerings	Mar. 24, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, $0.0000002 par value
Amount Registered | shares	2,875,000
Proposed Maximum Offering Price per Unit	5.00
Maximum Aggregate Offering Price	$ 14,375,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,985.19
Offering Note	Includes the Class A ordinary shares that the underwriter has the option to purchase to cover any over-allotments.

Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), there is also being registered hereby such indeterminate number of additional Class A ordinary shares of the Registrant as may be issued or issuable because of stock splits, stock dividends, stock distributions, and similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Underwriter Warrants
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), there is also being registered hereby such indeterminate number of additional Class A ordinary shares of the Registrant as may be issued or issuable because of stock splits, stock dividends, stock distributions, and similar transactions.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, $0.0000002 par value, issuable upon exercise of Underwriter Warrants
Amount Registered | shares	171,875
Proposed Maximum Offering Price per Unit	6.00
Maximum Aggregate Offering Price	$ 1,031,250.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 142.42
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), there is also being registered hereby such indeterminate number of additional Class A ordinary shares of the Registrant as may be issued or issuable because of stock splits, stock dividends, stock distributions, and similar transactions.
Offering: 4
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Underwritten Offering - Class A ordinary shares, $0.0000002 par value
Amount Registered | shares	4,312,500
Proposed Maximum Offering Price per Unit	5.00
Maximum Aggregate Offering Price	$ 21,562,500.00
Amount of Registration Fee	$ 2,977.78
Offering Note	Includes the Class A ordinary shares that the underwriter has the option to purchase to cover any over-allotments.

Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), there is also being registered hereby such indeterminate number of additional Class A ordinary shares of the Registrant as may be issued or issuable because of stock splits, stock dividends, stock distributions, and similar transactions.
Offering: 5
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, $0.0000002 par value, issuable upon exercise of Underwriter Warrants
Amount Registered | shares	187,500
Proposed Maximum Offering Price per Unit	4.80
Maximum Aggregate Offering Price	$ 900,000.00
Amount of Registration Fee	$ 124.29
Offering Note	We have agreed to issue the Representative’s warrants to the representative to purchase up to an aggregate number of Class A ordinary shares equal to 5% of the firm-commitment initial public offering prior to and excluding any exercise of any over-allotment. Such warrants shall have an exercise price equal to 120% of the initial public offering price of the Class A ordinary shares sold in this offering.